Schedule I - Condensed Financial Information of Registrant Condensed Balance Sheets (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Total current assets		$ 93.5	$ 95.5
Noncurrent assets
Total assets		1,637.9	1,572.5
Current liabilities
Total current liabilities		223.3	208.6
Noncurrent liabilities
Total liabilities		876.7	1,044.8
Shareholders’ equity
Preferred stock, $0.01 par value; authorized shares at December 31, 2017: 80,000; no shares issued and outstanding at December 31, 2017
Common stock, $0.01 par value; authorized shares: 800,000; Issued and outstanding shares: 72,604 and 61,860 at December 31, 2017 and 2016, respectively	[1]	0.7	0.6
Additional paid-in capital	[1]	677.1	510.3
Retained earnings		83.4	16.8
Total shareholders’ equity		761.2	527.7	$ 502.5	$ 477.8
Total liabilities and shareholders’ equity		1,637.9	1,572.5
Parent Company [Member]
Noncurrent assets
Investment in subsidiaries		761.2	527.7
Total assets		761.2	527.7
Shareholders’ equity
Preferred stock, $0.01 par value; authorized shares at December 31, 2017: 80,000; no shares issued and outstanding at December 31, 2017
Common stock, $0.01 par value; authorized shares: 800,000; Issued and outstanding shares: 72,604 and 61,860 at December 31, 2017 and 2016, respectively		0.7	0.6
Additional paid-in capital		677.1	510.3
Retained earnings		83.4	16.8
Total shareholders’ equity		761.2	527.7
Total liabilities and shareholders’ equity		$ 761.2	$ 527.7

[1]	Adjusted to reflect the 125-for-one stock split. See Note 10.